Consolidated Statements of Changes in Stockholders Equity (China Greenstar Holdings Limited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at the beginning at Oct. 24, 2013
Balance at the beginning, shares at Oct. 24, 2013
Capital injection		703			703
Net loss for the period			(444)		(444)
Forign currency translation adjustment				(1)	(1)
Balance at the end at Dec. 31, 2013		703	(444)	(1)	258
Balance at the end, shares at Dec. 31, 2013
Issue of common stock	100				100
Issue of common stock, shares	100
Capital injection		222,598			222,598
Net loss for the period			(92,543)		(92,543)
Forign currency translation adjustment				(475)	(475)
Balance at the end at Sep. 30, 2014	$ 100	$ 223,301	$ (92,987)	$ (476)	$ 129,938
Balance at the end, shares at Sep. 30, 2014	100